Sep. 08, 2015
Virtus Multi-Strategy Target Return Fund
Virtus Multi-Strategy Target Return Fund

Virtus Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated December 4, 2015 to the Prospectuses dated September 8, 2015

Important Notice to Investors

The fund seeks to generate a positive return of 5% per annum above the Fed Funds Target Rate, on a gross of fees basis, on average, over rolling three year periods, with a portfolio volatility target of less than half the volatility of global equities, measured over the same rolling three year periods. To do so, the subadviser selects strategies based on views on asset classes, sectors, currencies, interest rates, inflation, and volatility. These strategies will be actively managed and will adjust over time, and may result in a high degree of portfolio turnover.

➢	Brendan Walsh, Ph.D., Portfolio Manager at AIA, is a manager of the fund. Mr. Walsh has served as a Portfolio Manager of the fund since November 2015.

Investors should retain this supplement for future reference.